MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 89.4%
Airlines: 0.6%
	Emirates Airline
2,231,388	4.500%, 2/6/25	$2,277,522

Automotive & Auto Parts: 0.8%
	Kia Motors Corp
470,000	3.250%, 4/21/26	472,344
570,000	3.500%, 10/25/27	580,764
	ZF North America Capital Inc
2,138,000	4.000%, 4/29/20 [1]	2,152,169
		3,205,277
Banking: 7.0%
	Allied Irish Banks PLC
EUR 800,000	4.125% (5 Year Swap Rate EUR + 3.950%), 11/26/25 [2,3]	907,935
	Bank of New Zealand
2,050,000	3.500%, 2/20/24	2,148,631
	Caixa Geral de Depositos SA
EUR 800,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [2,3]	980,235
	CaixaBank SA
EUR 800,000	0.625%, 10/1/24	872,805
	CBQ Finance Ltd
1,875,000	7.500%, 11/18/19	1,888,247
	Commerzbank AG
EUR 1,500,000	7.750%, 3/16/21	1,813,838
	Commonwealth Bank of Australia
530,000	3.743%, 9/12/39	529,099
	Credit Agricole SA
EUR 250,000	3.900%, 4/19/21	288,726
	Credit Suisse AG
EUR 1,000,000	5.750% (5 Year Swap Rate EUR + 4.000%), 9/18/25 [2,3]	1,150,038
	DBS Group Holdings Ltd
EUR 872,000	1.500% (5 Year Swap Rate EUR + 1.200%), 4/11/28 [2,3]	971,492
	Deutsche Bank AG
1,425,000	4.250%, 10/14/21	1,448,051
	Erste Group Bank AG
1,000,000	5.500% (5 Year Swap Rate USD + 3.766%), 5/26/25 [2,3]	1,017,519
	HSBC Bank Capital Funding Sterling 2 LP
GBP 1,125,000	5.862% (6 Month LIBOR GBP + 1.850%), 4/7/20 [2,3,8]	1,412,367
	ICBC Standard Bank PLC
1,021,000	8.125%, 12/2/19	1,030,485
	Industrial & Commercial Bank of China Ltd
940,000	4.875%, 9/21/25	1,031,102
	ING Bank NV
EUR 800,000	3.625% (5 Year Swap Rate EUR + 2.250%), 2/25/26 [2,3]	915,370
	Itau Unibanco Holding SA
450,000	5.125%, 5/13/23	477,005
	KBC Group NV
EUR 900,000	1.875% (5 Year Swap Rate EUR + 1.500%), 3/11/27 [2,3]	1,018,401
	La Banque Postale SA
EUR 1,000,000	2.750% (5 Year Swap Rate EUR + 1.520%), 4/23/26 [2,3]	1,133,076

	National Australia Bank Ltd
EUR 1,000,000	2.000% (5 Year Swap Rate EUR + 1.650%), 11/12/24 [2,3]	1,092,250
2,000,000	3.933% (5 Year CMT Rate + 1.880%), 8/2/34 [2,3]	2,055,680
	Nordea Bank ABP
EUR 400,000	1.875% (5 Year Swap Rate EUR + 1.700%), 11/10/25 [2,3]	444,523
	Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB
1,888,000	4.630%, 9/26/22	1,998,945
	Shinhan Bank Co Ltd
1,000,000	4.000%, 4/23/29	1,067,393
	State Bank of India
985,000	4.375%, 1/24/24	1,043,112
		28,736,325
Broadcasting: 1.7%
	Diamond Sports Group LLC / Diamond Sports Finance Co
925,000	5.375%, 8/15/26 [1]	962,000
725,000	6.625%, 8/15/27 [1]	754,000
	Grupo Televisa SAB
1,100,000	5.250%, 5/24/49	1,204,892
	Netflix Inc
EUR 675,000	3.875%, 11/15/29	782,245
	Nexstar Broadcasting Inc
550,000	5.875%, 11/15/22	563,750
1,225,000	5.625%, 8/1/24 [1]	1,278,104
	Sirius XM Radio Inc
1,106,000	3.875%, 8/1/22 [1]	1,128,466
525,000	4.625%, 7/15/24 [1]	545,648
		7,219,105
Building Materials: 2.1%
	HeidelbergCement Finance Luxembourg SA
EUR 815,000	1.750%, 4/24/28	964,037
	Sherwin-Williams Co
2,125,000	3.450%, 6/1/27	2,224,262
2,825,000	2.950%, 8/15/29	2,836,239
2,475,000	3.800%, 8/15/49	2,537,706
		8,562,244
Cable/Satellite TV: 7.1%
	CCO Holdings LLC / CCO Holdings Capital Corp
1,825,000	5.250%, 3/15/21	1,827,601
550,000	5.250%, 9/30/22	557,342
1,300,000	5.375%, 5/1/25 [1]	1,352,000
2,925,000	5.000%, 2/1/28 [1]	3,031,031
2,850,000	4.750%, 3/1/30 [1]	2,900,474
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,625,000	5.050%, 3/30/29	2,939,193
1,375,000	6.384%, 10/23/35	1,667,237
	Comcast Corp
2,500,000	4.150%, 10/15/28	2,806,613
4,750,000	4.700%, 10/15/48	5,824,490
	CSC Holdings LLC
1,000,000	6.625%, 10/15/25 [1]	1,072,800
2,000,000	10.875%, 10/15/25 [1]	2,268,650
2,225,000	5.750%, 1/15/30 [1]	2,328,173
	Midcontinent Communications / Midcontinent Finance Corp
825,000	5.375%, 8/15/27 [1]	870,375
		29,445,979
Capital Goods: 2.0%
	Caterpillar Inc
2,750,000	2.600%, 9/19/29	2,781,131

1,375,000	3.250%, 9/19/49	1,433,771
	CK Hutchison Europe Finance 18 Ltd
EUR 1,615,000	1.250%, 4/13/25	1,846,436
	Wabtec Corp
1,900,000	4.400%, 3/15/24	2,024,842
		8,086,180
Chemicals: 0.8%
	CF Industries Inc
2,100,000	3.400%, 12/1/21 [1]	2,137,608
	Reliance Holding USA Inc
920,000	5.400%, 2/14/22	978,280
		3,115,888
Containers: 2.7%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
1,950,000	6.000%, 2/15/25 [1]	2,043,795
	Ball Corp
EUR 1,600,000	3.500%, 12/15/20	1,819,133
	Berry Global Inc
2,000,000	5.500%, 5/15/22	2,035,000
775,000	6.000%, 10/15/22	787,594
1,375,000	5.125%, 7/15/23	1,416,250
	Graphic Packaging International LLC
525,000	4.750%, 7/15/27 [1]	552,562
	OI European Group BV
EUR 425,000	6.750%, 9/15/20	492,136
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer
1,550,572	5.750%, 10/15/20	1,555,767
	Trivium Packaging Finance BV
225,000	5.500%, 8/15/26 [1]	237,083
		10,939,320
Diversified Financial Services: 3.4%
	BOC Aviation Ltd
980,000	3.000%, 9/11/29	965,744
	CIT Group Inc
1,800,000	5.000%, 8/15/22	1,911,420
	DAE Funding LLC
4,000,000	5.000%, 8/1/24 [1]	4,180,000
	Grupo de Inversiones Suramericana SA
1,500,000	5.500%, 4/29/26	1,670,625
	Kuwait Projects Co SPC Ltd
900,000	9.375%, 7/15/20	947,407
	MDC-GMTN BV
2,125,000	4.500%, 11/7/28	2,452,866
	Springleaf Finance Corp
1,000,000	7.750%, 10/1/21	1,091,250
625,000	6.125%, 3/15/24	674,219
		13,893,531
Diversified Media: 2.9%
	Clear Channel Worldwide Holdings Inc
1,000,000	5.125%, 8/15/27 [1]	1,044,350
	Lamar Media Corp
1,175,000	5.750%, 2/1/26	1,246,675
	Myriad International Holdings BV
1,760,000	5.500%, 7/21/25	1,964,561
	Outfront Media Capital LLC / Outfront Media Capital Corp
2,150,000	5.625%, 2/15/24	2,219,875
950,000	5.000%, 8/15/27 [1]	999,495
	TEGNA Inc
2,625,000	5.000%, 9/15/29 [1]	2,664,690

	Walt Disney Co
1,675,000	2.000%, 9/1/29	1,633,553
		11,773,199
Energy: 5.3%
	Cheniere Energy Partners LP
950,000	4.500%, 10/1/29 [1]	974,937
	Concho Resources Inc
2,216,000	4.375%, 1/15/25	2,297,075
	DCP Midstream Operating LP
1,150,000	5.125%, 5/15/29	1,173,000
	Delek & Avner Tamar Bond Ltd
800,000	4.435%, 12/30/20 [1]	810,899
	Diamondback Energy Inc
375,000	4.750%, 11/1/24	384,844
	Energy Transfer Operating LP
1,000,000	4.250%, 3/15/23	1,045,545
	EP Infrastructure AS
EUR 1,440,000	1.698%, 7/30/26	1,586,869
	Gazprom OAO Via Gaz Capital SA
EUR 900,000	2.949%, 1/24/24	1,068,867
	Kinder Morgan Energy Partners LP
950,000	4.300%, 5/1/24	1,016,017
	Lukoil International Finance BV
965,000	4.563%, 4/24/23	1,019,232
	MOL Hungarian Oil & Gas PLC
EUR 805,000	2.625%, 4/28/23	949,504
	MPLX LP
905,000	5.250%, 1/15/25 [1]	955,579
	Plains All American Pipeline LP / PAA Finance Corp
1,125,000	5.750%, 1/15/20	1,135,429
	Saudi Arabian Oil Co
970,000	3.500%, 4/16/29	1,013,003
	Senaat Sukuk Ltd
650,000	4.760%, 12/5/25	707,611
	Southern Star Central Corp
4,650,000	5.125%, 7/15/22 [1]	4,702,313
	Ultrapar International SA
1,000,000	5.250%, 6/6/29	1,050,000
		21,890,724
Food & Drug Retail: 2.1%
	CVS Health Corp
3,575,000	3.700%, 3/9/23	3,723,698
2,050,000	3.000%, 8/15/26	2,063,272
1,275,000	4.300%, 3/25/28	1,379,855
1,575,000	3.250%, 8/15/29	1,585,479
		8,752,304
Food/Beverage/Tobacco: 8.8%
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,875,000	4.700%, 2/1/36	5,639,853
	Anheuser-Busch InBev Worldwide Inc
1,875,000	4.750%, 1/23/29	2,180,957
2,875,000	4.600%, 4/15/48	3,321,360
2,575,000	5.550%, 1/23/49	3,374,845
1,625,000	4.750%, 4/15/58	1,906,639
	Aramark Services Inc
1,000,000	5.125%, 1/15/24	1,035,000
	BRF SA
EUR 875,000	2.750%, 6/3/22	997,114
1,062,000	4.875%, 1/24/30	1,050,318

	Constellation Brands Inc
2,250,000	4.750%, 11/15/24	2,486,690
2,335,000	4.750%, 12/1/25	2,618,427
1,650,000	4.650%, 11/15/28	1,879,807
3,325,000	3.150%, 8/1/29	3,395,077
2,072,000	4.100%, 2/15/48	2,232,533
	Grupo Bimbo SAB de CV
300,000	4.875%, 6/27/44	326,069
700,000	4.700%, 11/10/47	743,456
400,000	4.000%, 9/6/49	379,580
	Marfrig Holdings Europe BV
966,000	8.000%, 6/8/23	1,005,857
	Performance Food Group Inc
425,000	5.500%, 10/15/27 [1]	449,438
	Sigma Alimentos S.A. de CV
1,048,000	4.125%, 5/2/26	1,086,000
		36,109,020
Gaming: 1.7%
	Boyd Gaming Corp
1,000,000	6.875%, 5/15/23	1,041,250
	Caesars Resort Collection LLC / CRC Finco Inc
1,000,000	5.250%, 10/15/25 [1]	1,024,900
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp
925,000	6.750%, 11/15/21 [1]	946,969
	Las Vegas Sands Corp
2,075,000	3.200%, 8/8/24	2,115,783
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
350,000	5.625%, 5/1/24	385,000
1,400,000	5.750%, 2/1/27 [1]	1,573,670
		7,087,572
Healthcare: 7.7%
	Alcon Finance Corp
1,275,000	3.000%, 9/23/29 [1]	1,292,045
	AMN Healthcare Inc
975,000	4.625%, 10/1/27 [1]	982,313
	Avantor Inc
1,000,000	9.000%, 10/1/25 [1]	1,122,500
	Bausch Health Cos Inc
1,829,000	6.500%, 3/15/22 [1]	1,893,015
2,200,000	5.875%, 5/15/23 [1]	2,235,750
975,000	6.125%, 4/15/25 [1]	1,012,781
1,925,000	5.750%, 8/15/27 [1]	2,085,411
	Becton Dickinson and Co
EUR 600,000	1.401%, 5/24/23	679,603
	Becton Dickinson Euro Finance SARL
EUR 1,150,000	1.208%, 6/4/26	1,295,951
	Bristol-Myers Squibb Co
1,907,000	3.400%, 7/26/29 [1]	2,038,661
	Centene Corp
1,900,000	6.125%, 2/15/24	1,978,755
	Elanco Animal Health Inc
1,450,000	4.272%, 8/28/23 [2]	1,522,958
	HCA Healthcare Inc
2,000,000	6.250%, 2/15/21	2,099,200
	HCA Inc
1,000,000	5.875%, 5/1/23	1,102,500
2,075,000	5.250%, 4/15/25	2,310,686
1,810,000	5.250%, 6/15/49	1,982,085

	Hill-Rom Holdings Inc
1,500,000	5.750%, 9/1/23 [1]	1,543,800
	Molina Healthcare Inc
1,000,000	5.375%, 11/15/22	1,063,790
	MPT Operating Partnership LP / MPT Finance Corp
EUR 850,000	4.000%, 8/19/22	1,015,994
1,150,000	4.625%, 8/1/29	1,186,656
	RegionalCare Hospital Partners Holdings Inc
1,425,000	8.250%, 5/1/23 [1]	1,516,734
		31,961,188
Homebuilders/Real Estate: 3.6%
	Blackstone Property Partners Europe Holdings SARL
EUR 1,500,000	1.750%, 3/12/29	1,642,834
	Castellum AB
EUR 910,000	0.750%, 9/4/26	988,265
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 925,000	2.875%, 7/15/22	1,024,883
	Emaar Sukuk Ltd
530,000	3.875%, 9/17/29	524,721
	Fastighets AB Balder
EUR 1,060,000	1.125%, 1/29/27	1,146,714
	Globalworth Real Estate Investments Ltd
EUR 900,000	2.875%, 6/20/22	1,048,317
	iStar Inc
1,525,000	4.750%, 10/1/24	1,555,622
	Lennar Corp
2,150,000	4.500%, 11/15/19	2,152,687
	Toll Brothers Finance Corp
3,300,000	3.800%, 11/1/29	3,256,704
	WPC Eurobond BV
EUR 1,540,000	1.350%, 4/15/28	1,671,281
		15,012,028
Hotels: 0.3%
	Hilton Domestic Operating Co Inc
700,000	4.875%, 1/15/30 [1]	740,845
	Marriott Ownership Resorts Inc
675,000	4.750%, 1/15/28 [1]	683,437
		1,424,282
Leisure: 0.1%
	Viking Cruises Ltd
300,000	5.875%, 9/15/27 [1]	318,630

Metals/Mining: 2.6%
	AngloGold Ashanti Holdings PLC
938,000	6.500%, 4/15/40	1,049,384
	Corp Nacional del Cobre de Chile
EUR 1,610,000	2.250%, 7/9/24	1,927,730
620,000	3.000%, 9/30/29	619,225
	Gold Fields Orogen Holdings BVI Ltd
900,000	6.125%, 5/15/29	1,005,750
	Industrias Penoles SAB de CV
200,000	4.150%, 9/12/29	201,250
270,000	5.650%, 9/12/49	279,693
	Nexa Resources SA
1,750,000	5.375%, 5/4/27	1,860,469
	Southern Copper Corp
1,000,000	3.875%, 4/23/25	1,044,344
600,000	5.250%, 11/8/42	678,331

	Vale Overseas Ltd
1,450,000	6.250%, 8/10/26	1,678,375
	Vale SA
EUR 327,000	3.750%, 1/10/23	386,830
		10,731,381
Paper: 0.7%
	DS Smith PLC
EUR 1,340,000	0.875%, 9/12/26	1,444,341
	Inversiones CMPC SA
1,200,000	4.375%, 4/4/27	1,274,765
		2,719,106
Quasi & Foreign Government: 2.5%
	Abu Dhabi Government International Bond
1,800,000	4.125%, 10/11/47	2,110,464
	Indian Railway Finance Corp Ltd
1,450,000	3.730%, 3/29/24	1,506,386
	Kazakhstan Government International Bond
EUR 690,000	1.500%, 9/30/34	750,069
	MDC-GMTN BV
EUR 760,000	3.625%, 5/30/23	934,509
	Qatar Government International Bond
1,800,000	4.817%, 3/14/49	2,231,781
	Saudi Government International Bond
885,000	5.250%, 1/16/50	1,104,038
	SPARC EM SPC Panama Metro Line 2 SP
942,996	N/A, 12/5/22 [5]	905,512
	Temasek Financial I Ltd
EUR 815,000	1.500%, 3/1/28	990,683
		10,533,442
Railroads: 0.3%
	Ceske Drahy AS
EUR 300,000	1.500%, 5/23/26	345,333
	Ferrovie dello Stato Italiane SPA
EUR 850,000	1.125%, 7/9/26	957,942
		1,303,275
Restaurants: 1.7%
	1011778 BC ULC / New Red Finance Inc
3,450,000	5.000%, 10/15/25 [1]	3,576,098
1,000,000	3.875%, 1/15/28 [1]	1,008,860
	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
1,845,000	5.000%, 6/1/24 [1]	1,918,800
	Yum! Brands Inc
600,000	4.750%, 1/15/30 [1]	621,096
		7,124,854
Services: 0.6%
	ALD SA
EUR 1,700,000	0.375%, 7/18/23	1,859,234
	Sunny Express Enterprises Corp
570,000	3.500%, 3/21/22	581,189
		2,440,423
Sovereign: 0.5%
	Brazilian Government International Bond
2,000,000	5.000%, 1/27/45	2,077,850

Super Retail: 1.0%
	Home Depot Inc
1,350,000	2.950%, 6/15/29	1,418,496
2,075,000	4.500%, 12/6/48	2,595,250
		4,013,746

Technology: 5.2%
	Alibaba Group Holding Ltd
1,858,000	3.400%, 12/6/27	1,935,498
	Apple Inc
1,600,000	3.000%, 11/13/27	1,682,270
4,375,000	2.950%, 9/11/49	4,292,178
	Baidu Inc
1,060,000	4.375%, 5/14/24	1,130,223
1,070,000	4.875%, 11/14/28	1,203,894
	Equinix Inc
1,800,000	5.875%, 1/15/26	1,919,538
EUR 1,400,000	2.875%, 2/1/26	1,592,333
350,000	5.375%, 5/15/27	378,219
	Microsoft Corp
1,600,000	3.300%, 2/6/27	1,727,473
	PayPal Holdings Inc
1,175,000	2.650%, 10/1/26	1,184,934
1,525,000	2.850%, 10/1/29	1,537,739
	Tencent Holdings Ltd
1,030,000	3.595%, 1/19/28	1,076,218
1,670,000	3.975%, 4/11/29	1,789,000
		21,449,517
Telecommunications: 9.7%
	Altice Financing SA
1,000,000	6.625%, 2/15/23 [1]	1,028,750
	America Movil SAB de CV
800,000	6.125%, 3/30/40	1,090,262
	American Tower Corp
3,781,000	3.800%, 8/15/29	4,043,649
2,650,000	3.700%, 10/15/49	2,642,342
	AT&T Inc
EUR 2,275,000	1.300%, 9/5/23	2,585,275
3,367,000	4.300%, 2/15/30	3,707,859
1,825,000	4.500%, 5/15/35	2,005,498
	Crown Castle International Corp
3,250,000	3.150%, 7/15/23	3,332,103
1,400,000	3.100%, 11/15/29	1,407,390
1,700,000	4.000%, 11/15/49	1,787,711
	Intelsat Jackson Holdings SA
1,250,000	8.000%, 2/15/24 [1]	1,301,562
	Level 3 Financing Inc
525,000	6.125%, 1/15/21	527,362
1,300,000	5.375%, 1/15/24	1,329,055
	Ooredoo International Finance Ltd
950,000	5.000%, 10/19/25	1,071,386
	SBA Communications Corp
2,800,000	4.875%, 7/15/22	2,844,380
1,000,000	4.875%, 9/1/24	1,038,750
	Sprint Corp
950,000	7.125%, 6/15/24	1,026,285
	Telesat Canada/Telesat LLC
275,000	6.500%, 10/15/27 [1,6]	279,795
	T-Mobile USA Inc
2,000,000	6.000%, 3/1/23	2,042,380
1,000,000	6.500%, 1/15/24	1,039,810
1,000,000	6.000%, 4/15/24	1,040,000
225,000	6.375%, 3/1/25	233,654
	Verizon Communications Inc
2,075,000	5.012%, 8/21/54	2,615,500
		40,020,758

Transportation Excluding Air/Rail: 1.3%
	Abertis Infraestructuras SA
EUR 500,000	0.625%, 7/15/25	542,580
EUR 1,600,000	1.875%, 3/26/32	1,744,665
	DP World Crescent Ltd
1,850,000	4.848%, 9/26/28	2,035,533
	DP World PLC
EUR 740,000	2.375%, 9/25/26	874,035
		5,196,813
Utilities: 2.6%
	Clearway Energy Operating LLC
800,000	5.375%, 8/15/24	823,000
	EDP Finance BV
EUR 800,000	1.625%, 1/26/26	940,190
	Engie SA
EUR 1,100,000	1.625% (5 Year Swap Rate EUR + 1.840%), 4/8/25 [2,3,8]	1,219,194
	Indiantown Cogeneration LP
257,045	9.770%, 12/15/20	266,901
	Israel Electric Corp Ltd
2,217,000	4.250%, 8/14/28	2,412,916
	NextEra Energy Operating Partners LP
1,925,000	4.250%, 7/15/24 [1]	1,987,562
	Saudi Electricity Global Sukuk Co 2
670,000	5.060%, 4/8/43	761,934
	Saudi Electricity Global Sukuk Co 4
1,361,000	4.723%, 9/27/28	1,530,206
	State Grid Europe Development 2014 PLC
EUR 797,000	2.450%, 1/26/27	968,547
		10,910,450
TOTAL CORPORATE BONDS
(Cost $357,081,101)		368,331,933

U.S. GOVERNMENT NOTES/BONDS: 5.7%
Sovereign: 5.7%
	United States Treasury Note/Bond
23,525,000	1.625%, 8/15/29	23,419,321

TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $23,176,046)		23,419,321

Shares
AFFILIATED MUTUAL FUNDS: 1.0%
400,000	Muzinich High Income Floating Rate Fund - Institutional Class	3,952,000

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $4,000,000)		3,952,000

Principal
Amount†
BANK LOANS: 2.5%
Aerospace/Defense: 0.2%
	Transdigm (02/18)
997,462	4.544% (1 Month LIBOR + 2.500%), 8/22/24 [2,4]	994,519

Broadcasting: 0.3%
	Diamond Sports Group T/L (Sinclair/Regional Sports Network)
350,000	5.300% (1 Month LIBOR + 3.250%), 8/24/26 [2,4]	352,516
	Nexstar Broadcasting (6/19)
1,000,000	4.807%, 9/19/26 [2,4,6,7]	1,005,700
		1,358,216

Cable/Satellite TV: 0.4%
	Midcontinent Communications (07/19)
550,000	4.278% (1 Month LIBOR + 2.250%), 8/15/26 [2,4]	554,353
	Ziggo Secured Finance
1,000,000	4.528% (1 Month LIBOR + 2.500%), 4/15/25 [2,4]	999,195
		1,553,548
Consumer-Products: 0.2%
	Energizer Holdings
650,000	4.375% (1 Month LIBOR + 2.250%), 1/2/26 [2,4]	651,222

Containers: 0.2%
	Berry Global (Berry Plastics)
997,500	4.549% (1 Month LIBOR + 2.500%), 5/15/26 [2,4]	1,003,470

Diversified Financial Services: 0.2%
	VFH Parent (Virtu)
1,000,000	6.044%, 3/1/26 [2,4,6,7]	1,002,915

Diversified Media: 0.2%
	Clear Channel Outdoor Holdings
875,000	5.544% (1 Month LIBOR + 3.500%), 8/23/26 [2,4]	878,671

Entertainment/Film: 0.2%
	AMC Entertainment
999,875	5.230% (6 Month LIBOR + 3.000%), 4/22/26 [2,4]	1,005,009

Food/Beverage/Tobacco: 0.2%
	Jacobs Douwe Egberts (10/18)
750,000	4.125% (1 Month LIBOR + 2.000%), 11/1/25 [2,4]	751,875

Restaurants: 0.2%
	1011778 B.C. Unlimited (Burger King / Restaurant Brands)
962,730	4.294% (1 Month LIBOR + 2.250%), 2/17/24 [2,4]	967,063

Services: 0.2%
	Iron Mountain Information Management
648,354	3.794% (1 Month LIBOR + 1.750%), 1/2/26 [2,4]	643,761

TOTAL BANK LOANS
(Cost $10,752,256)		10,810,269

TOTAL INVESTMENTS IN SECURITIES: 98.6%
(Cost $395,009,403)		406,513,523
Other Assets in Excess of Liabilities: 1.4%		5,873,877
TOTAL NET ASSETS: 100.0%		$412,387,400

†	In USD unless otherwise indicated.
CMT -	United States Constant Maturity Treasury Note
EUR -	Euro
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2019 the value of these securities amounted to $75,130,623 or 18.2% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	Zero coupon security.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	All or a portion of the loan may be unfunded, reference rate information is unavailable.
[8]	Perpetual call date security. Date shown is next call date.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2019 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Unrealized
Date	to be Delivered	September 30, 2019	to be Received	September 30, 2019	Appreciation
12/11/19	EUR 52,000,000	$56,995,671	$57,889,150	$57,889,150	$893,479
12/11/19	GBP 1,200,000	1,479,870	$1,486,214	1,486,214	6,344
		$58,475,541		$59,375,364	$899,823

Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$368,331,933	$–	$368,331,933
U.S. Government Notes/Bonds	–	23,419,321	–	23,419,321
Affiliated Mutual Funds	3,952,000	–	–	3,952,000
Bank Loans	–	10,810,269	–	10,810,269
Total Assets	$3,952,000	$402,561,523	$–	$406,513,523
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$899,823	$–	$899,823

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.